Significant Accounting Policies - Impact of IFRS 16 on Group Statement of Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year	$ 386	$ 350	$ 535
Exchange gains/(losses) on retranslation of foreign operations, including related tax credit of $2m (2017: net of related tax credit of $1m)	(39)	44	(90)
Total comprehensive income for the year	$ 349	384	398
Previously reported [member]
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year		352	541
Exchange gains/(losses) on retranslation of foreign operations, including related tax credit of $2m (2017: net of related tax credit of $1m)		43	(88)
Other items		(10)	(47)
Total comprehensive income for the year		385	406
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year		(2)	(6)
Exchange gains/(losses) on retranslation of foreign operations, including related tax credit of $2m (2017: net of related tax credit of $1m)		1	(2)
Total comprehensive income for the year		(1)	(8)
Restated [member]
Disclosure of impact of initial application of new accounting standards [line item]
Profit for the year		350	535
Exchange gains/(losses) on retranslation of foreign operations, including related tax credit of $2m (2017: net of related tax credit of $1m)		44	(90)
Other items		(10)	(47)
Total comprehensive income for the year		$ 384	$ 398